Lease revenue	12 Months Ended
Dec. 31, 2022
Lease Revenue [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 15 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2022 were as follows:

Contracted minimum future lease payments receivable
2023	$5,921,049
2024	5,815,284
2025	5,363,238
2026	4,866,291
2027	4,322,718
Thereafter	14,474,083
$40,762,663